Investment Securities	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investment Securities	Investment Securities
The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2022 and 2021 were as follows:

	Total Amortized Cost	Gross Unrealized		Fair Value
(in thousands)		Gains	Losses
December 31, 2022
U.S. Treasury	$2,198	$—	$(46)	$2,152
U.S. government and federal agency obligations	591	—	(32)	559
U.S. government-sponsored enterprises	26,499	—	(2,722)	23,777
Obligations of states and political subdivisions	134,994	—	(25,554)	109,440
Mortgage-backed securities	119,556	7	(16,864)	102,699
Other debt securities (a)	11,825	—	(882)	10,943
Bank issued trust preferred securities (a)	1,486	—	(309)	1,177
Total available-for-sale securities	$297,149	$7	$(46,409)	$250,747

December 31, 2021
U.S. Treasury	$3,909	$11	$(3)	$3,917
U.S. government and federal agency obligations	1,314	5	—	1,319
U.S. government-sponsored enterprises	26,498	70	(196)	26,372
Obligations of states and political subdivisions	128,093	1,605	(474)	129,224
Mortgage-backed securities	137,286	791	(1,611)	136,466
Other debt securities (a)	11,825	482	(23)	12,284
Bank issued trust preferred securities (a)	1,486	—	(198)	1,288
Total available-for-sale securities	$310,411	$2,964	$(2,505)	$310,870
(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.
The Company's investment securities are classified as available-for-sale. Agency bonds and notes, SBA-guaranteed loan certificates, residential and commercial agency mortgage-backed securities, and agency collateralized mortgage obligations include securities issued by the Government National Mortgage Association, a U.S. government agency, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the FHLB, which are U.S. government-sponsored enterprises.
Debt securities with carrying values aggregating approximately $111.6 million and $275.4 million at December 31, 2022 and December 31, 2021, respectively, were pledged to secure public funds, were sold under agreements to repurchase, or were sold for other purposes as required or permitted by law.
The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2022, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

(in thousands)	Amortized Cost	Fair Value
Due in one year or less	$9,526	$9,289
Due after one year through five years	17,261	16,103
Due after five years through ten years	30,236	26,999
Due after ten years	120,570	95,657
Total	177,593	148,048
Mortgage-backed securities	119,556	102,699
Total available-for-sale securities	$297,149	$250,747
Other Investment Securities
Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in FHLB stock and MIB stock, that do not have readily determinable fair values, are required for membership in those organizations.

(in thousands)	2022	2021
Other securities:
FHLB stock	$6,156	$5,197
MIB stock	151	151
Equity securities with readily determinable fair values	46	60
Total other investment securities	$6,353	$5,408
Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2022 and December 31, 2021 were as follows:

	Less than 12 months		12 months or more		Total Fair Value	Total Unrealized Losses
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2022
U.S. Treasury	$1,908	$(41)	$244	$(5)	$2,152	$(46)
U.S. government and federal agency obligations	559	(32)	—	—	559	(32)
U.S. government-sponsored enterprises	7,066	(933)	16,711	(1,789)	23,777	(2,722)
Obligations of states and political subdivisions	79,396	(15,421)	29,370	(10,133)	108,766	(25,554)
Mortgage-backed securities	33,334	(3,124)	68,911	(13,740)	102,245	(16,864)
Other debt securities	7,557	(443)	3,386	(439)	10,943	(882)
Bank issued trust preferred securities	—	—	1,177	(309)	1,177	(309)
Total	$129,820	$(19,994)	$119,799	$(26,415)	$249,619	$(46,409)

At December 31, 2021
U.S. Treasury	$1,758	$(3)	$—	$—	$1,758	$(3)
U.S. government-sponsored enterprises	18,304	(196)	—	—	18,304	(196)
Obligations of states and political subdivisions	39,221	(474)	—	—	39,221	(474)
Mortgage-backed securities	89,520	(1,579)	1,864	(32)	91,384	(1,611)
Other debt securities	3,802	(23)	—	—	3,802	(23)
Bank-issued trust preferred securities	—	—	1,288	(198)	1,288	(198)
Total	$152,605	$(2,275)	$3,152	$(230)	$155,757	$(2,505)
The total available-for-sale portfolio consisted of approximately 439 securities at December 31, 2022. The portfolio included 436 securities having an aggregate fair value of $249.6 million that were in a loss position at December 31, 2022. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $119.8 million at fair value at December 31, 2022. The $46.4 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2022 was caused by interest rate fluctuations.
The total available-for-sale portfolio consisted of approximately 435 securities at December 31, 2021. The portfolio included 134 securities having an aggregate fair value of $155.8 million that were in a loss position at December 31, 2021. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer had a fair value of $3.2 million at December 31, 2021. The $2.5 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2021 was caused by interest rate fluctuations.
Because the decline in fair value is attributable to changes in interest rates and not credit quality, these investments were not considered other-than-temporarily impaired at December 31, 2022 and 2021, respectively. In the absence of changes in credit quality of these investments, the fair value is expected to recover on all debt securities as they approach their maturity date, or re-pricing date or if market yields for such investments decline. In addition, the Company does not have the intent to sell these investments over the period of recovery, and it is not more likely than not that the Company will be required to sell such investment securities.
The following table presents the gross unrealized gains and losses from sales and calls of available-for-sale securities, as well as gains and losses on equity securities from fair value adjustments which have been recognized in earnings:

(in thousands)	2022	2021	2020
Available-for-sale securities:
Gains realized on sales	$—	$122	$49
Losses realized on sales	—	—	(8)
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	(14)	27	20
Investment securities gains (losses), net	$(14)	$149	$61